Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005540
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	MDXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - Investor Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Security selection within revenue bonds, particularly in the continuing care/assisted living and public power sectors, contributed.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Allocation to the revenue sector also detracted, largely due to overweights in the student housing and continuing care/assisted living sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, hospitals, and student housing bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,150	10,133
2016	10,326	10,314
2016	9,894	9,776
2017	10,073	10,025
2017	10,290	10,281
2017	10,402	10,405
2017	10,360	10,322
2018	10,338	10,276
2018	10,440	10,395
2018	10,483	10,456
2018	10,452	10,439
2019	10,666	10,701
2019	11,009	11,061
2019	11,291	11,368
2019	11,255	11,325
2020	11,610	11,713
2020	11,139	11,501
2020	11,435	11,736
2020	11,626	11,879
2021	11,666	11,837
2021	11,960	12,046
2021	12,060	12,134
2021	12,073	12,114
2022	11,760	11,759
2022	11,181	11,227
2022	10,995	11,087
2022	10,966	11,067
2023	11,003	11,159
2023	11,168	11,282
2023	11,142	11,276
2023	11,350	11,541
2024	11,649	11,764
2024	11,562	11,584
2024	11,962	11,962
2024	12,142	12,110
2025	12,123	12,112
2025	11,760	11,819
2025	11,855	11,971
2025	12,411	12,429
2026	12,682	12,713

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Maryland Tax-Free Bond Fund (Investor Class)	4.61%	1.68%	2.40%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,509,042,000
Holdings Count | Holding	655
Advisory Fees Paid, Amount	$ 8,420,000
InvestmentCompanyPortfolioTurnover	26.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,509,042 Number of Portfolio Holdings655
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.3%
Puerto Rico	5.5
District of Columbia	3.1
Arizona	0.5
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Housing	26.3%
Health Care	23.8
General Obligations - Local	11.5
Transportation	10.0
Special Tax	8.3
Leasing	6.3
Education	5.2
General Obligations - State	2.2
Water & Sewer	1.7
Other	4.7

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193179
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	TFBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - I Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Security selection within revenue bonds, particularly in the continuing care/assisted living and public power sectors, contributed.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Allocation to the revenue sector also detracted, largely due to overweights in the student housing and continuing care/assisted living sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, hospitals, and student housing bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,653	508,506
11/30/17	504,695	504,440
2/28/18	503,726	502,206
5/31/18	509,241	508,013
8/31/18	511,457	510,989
11/30/18	509,560	510,139
2/28/19	520,075	522,934
5/31/19	536,927	540,548
8/31/19	551,263	555,543
11/30/19	549,113	553,458
2/29/20	566,531	572,410
5/31/20	543,688	562,052
8/31/20	558,727	573,518
11/30/20	568,158	580,547
2/28/21	570,223	578,467
5/31/21	584,232	588,667
8/31/21	589,203	592,995
11/30/21	590,507	591,991
2/28/22	574,837	574,649
5/31/22	546,639	548,673
8/31/22	538,163	541,805
11/30/22	536,846	540,844
2/28/23	538,781	545,356
5/31/23	546,379	551,363
8/31/23	545,787	551,041
11/30/23	555,508	564,005
2/29/24	570,249	574,904
5/31/24	566,629	566,100
8/31/24	585,780	584,591
11/30/24	595,245	591,810
2/28/25	594,476	591,928
5/31/25	576,203	577,579
8/31/25	581,524	585,042
11/30/25	608,299	607,405
2/28/26	621,698	621,305

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Maryland Tax-Free Bond Fund (I Class)	4.58%	1.74%	2.55%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,509,042,000
Holdings Count | Holding	655
Advisory Fees Paid, Amount	$ 8,420,000
InvestmentCompanyPortfolioTurnover	26.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,509,042 Number of Portfolio Holdings655
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.3%
Puerto Rico	5.5
District of Columbia	3.1
Arizona	0.5
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Housing	26.3%
Health Care	23.8
General Obligations - Local	11.5
Transportation	10.0
Special Tax	8.3
Leasing	6.3
Education	5.2
General Obligations - State	2.2
Water & Sewer	1.7
Other	4.7

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless